Condensed financial information of the parent company - Parent Company Statements of Income and Comprehensive Income (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Condensed Income Statements, Captions [Line Items]
GENERAL AND ADMINISTRATIVE EXPENSES	$ 1,449,267	$ 920,062	$ 857,765
Net income	1,296,360	2,344,770	1,667,812
Net income attributable to Shareholders	321,360	2,344,770	1,667,812
COMPREHENSIVE INCOME
NET INCOME	1,296,360	2,344,770	1,667,812
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	1,089,346	977,659	(712,400)
Comprehensive income	2,385,706	3,322,429	955,412
Parent Company
Condensed Income Statements, Captions [Line Items]
GENERAL AND ADMINISTRATIVE EXPENSES	(438,020)	(247,979)	(280,000)
EQUITY IN EARNINGS OF SUBSIDIARIES	1,734,380	2,592,749	1,947,812
Net income	1,296,360	2,344,770	1,667,812
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	(975,000)
Net income attributable to Shareholders	321,360	2,344,770	1,667,812
COMPREHENSIVE INCOME
NET INCOME	1,296,360	2,344,770	1,667,812
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	1,089,346	977,659	(712,400)
Comprehensive income	$ 2,385,706	$ 3,322,429	$ 955,412